Cover	Jun. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2022
Entity File Number	333-151381
Entity Registrant Name	FluoroPharma Medical, Inc.
Entity Central Index Key	0001402785
Entity Tax Identification Number	20-8325616
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 S CARSON ST
Entity Address, Address Line Two	STE 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	(424)
Local Phone Number	358-1046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false